Trade receivables	12 Months Ended
Dec. 31, 2021
Trade Receivables
Trade receivables

7.	Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sale value, and are subsequently measured according to the portfolio: (i) fair value through other comprehensive income (FVOCI), in the case of receivables from credit card companies and (ii) amortized cost, for other customer portfolio.

Credit losses on financial assets that are measured at amortized cost are deducted from carrying amount of the asset.

For financial instruments measured at FVOCI, credit losses are recorded in OCI instead of reducing the carrying amount of the asset.

At each reporting date, the Company evaluates if the financial assets recorded at amortized cost or FVOCI show any indication of impairment. A financial asset shows indication of impairment loss when there is one or more events with adverse impact on the estimated future cash flows of the financial asset.

Receivables are considered unrecoverable and therefore written off from the accounts receivable portfolio, when they are not collected after 360 days from due date. At each balance sheet date, the Company and its subsidiaries assess whether the receivables have any indications of impairment.

	2021	2020

Credit card companies (note 7.1)	65	76
Credit card companies - related parties (note 11.2)	15	15
Sales vouchers and trade receivables	655	488
Private label credit card	53	71
Receivables from related parties (note 11.2)	13	13
Receivables from suppliers	66	71
Allowance for doubtful accounts (note 7.2)	(35)	(43)
	832	691

Current	831	686
Non-current	1	5

7.1.	Credit card companies

As part of its cash management strategy, the Group periodically enters into factoring transactions and discounts a portion of its credit card receivables with financial institutions or credit card companies, without recourse or related obligation.

7.2.	Allowance for doubtful accounts on trade receivables

	2021	2020	2019

At the beginning of the year	(43)	(32)	(5)
Allowance booked for the year	(57)	(86)	(263)
Write-offs of receivables	61	78	282
Deconsolidation Sendas	-	4	(19)
Assets held for sale and discontinued operations	-	-	1
Business combination	-	-	(28)
Foreign currency translation adjustment	4	(7)	-
At the end of the year	(35)	(43)	(32)

The aging list of gross trade receivables is as follows:

			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

12.31.2021	867	729	110	17	9	2
12.31.2020	734	574	80	67	8	5